Organization and Principal Activities	12 Months Ended
Feb. 29, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Four Seasons Education (Cayman) Inc. (the "Company") was incorporated in the Cayman Islands on June 9, 2014. The Company, its subsidiaries, its consolidated Variable Interest Entity (the "VIE") and VIE’s subsidiaries (collectively referred to as the "Group") are principally engaged in provision of after-school education services for kindergarten, elementary and middle school students in the People’s Republic of China (the "PRC").

On December 29, 2014, the Company established a wholly-owned foreign invested subsidiary, Shanghai Fuxi Enterprise Management Consulting Co., Ltd. ("Shanghai Fuxi", or "WFOE") in the PRC. PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws but not an educational institution and does not provide education services. To comply with the PRC laws and regulations, the Group provides substantially all of its education business in the PRC through Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment"), Shanghai Luoliang Network Technology Co., Ltd. ("Shanghai Luoliang", previously named as Shanghai Four Seasons Education and Training Co., Ltd.) (the "VIEs") and its subsidiaries. Shanghai Fuxi entered into a series of contractual arrangements (see Note 2(b)) with its VIEs and their respective shareholders through which the Company became the primary beneficiary of VIEs.

On July 24, 2021, the General Office of State Council and the General Office of Central Committee of the Communist Party of China jointly promulgated the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education (compulsory education includes elementary school education of six years and middle school education of three years, together as the “Compulsory Stage Education”) (the “Opinion”), which provides that, among other things, (i) local government authorities shall no longer approve new after-school tutoring institutions (“Academic AST Institutions”) providing tutoring services on academic subjects for students in compulsory education, and the existing after-school tutoring institutions providing tutoring services on academic subjects shall be registered as non-profit, and local government authorities shall no longer approve any new Academic AST Institutions providing tutoring services on academic subjects for pre-school-age children and students in grade ten to twelve; (ii) online Academic AST Institutions that have filed with the local education administration authorities providing tutoring services on academic subjects shall be subject to review and re-approval procedures by competent government authorities, and any failure to obtain such approval will result in the cancellation of its previous filing and internet content provider license (“ICP license”); (iii) Academic AST Institutions are prohibited from raising funds by listing on stock markets or conducting any capitalization activities and listed companies are prohibited from investing in Academic AST Institutions through capital markets fund raising activities, or acquiring assets of Academic AST Institutions by paying cash or issuing securities; and (iv) foreign capital is prohibited from controlling or participating in any Academic AST Institutions through mergers and acquisitions, entrusted operation, joining franchise or variable interest entities.

On September 7, 2021, to implement the Opinion, the Chinese Ministry of Education (“MOE”) published on its website that the MOE, together with two other government authorities, issued a circular requiring K-9 Academic AST Institutions to complete registration as non-profit by the end of 2021, and K-9 Academic AST Institutions shall, before completing such registration, suspend enrollment of students and charging fees (the “Regulations”).

To comply with the Opinion and the Regulations, the Company performed business restructuring and organizational adjustments, including ceasing offering tutoring services related to academic subjects to students from kindergarten through grade nine (the “K9 Academic AST Services”) by the end of 2021 in mainland China (“Business Restructuring”), disposing the deferred revenue of unconsummated lessons related to K-9 Academic AST services and disposing its 100% equity interest in Shanghai Jing’an Dangdai Art Training School (“Dangdai”) to Shanghai Jiaxin Travel Agency (“Jiaxin Travel”) with nil consideration at the end of 2021 (Note 14).

As of February 29, 2024, details of the Company’s major subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as of February 29, 2024	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Consulting service
Wuyuan Sijijiaozhong Tourism Inv Mgt Co., Ltd. ("Wuyuan Sijijiaozhong")	December 20, 2023	Jiangxi	100%	Consulting service
Wuyuan Siji Gongda Study Camp Travel Development Co., Ltd. (“Wuyuan Siji Gongda”)	May 28, 2022	Jiangxi	100%	Tourism service
Variable interest entities:
Shanghai Luoliang Network Technology Co., Ltd. ("Shanghai Luoliang")(1)	March 12, 2014	Shanghai	100%	Education service
Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment") (2)	March 13, 2007	Shanghai	100%	Investment holding
VIE's subsidiaries:
Wufeng Siji Xuezhi Education Management Co., Ltd. (“Wufeng Siji Xuezhi”)	October 19, 2022	Hubei	60%	Tourism service
Shexian Siji Xingzhi Culture Development Co., Ltd. (“Shexian Siji Xingzhi”)	November 11, 2022	Jiangxi	100%	Tourism service
Shanghai Huangpu Fantasy Further Education School ("Fantasy School")	September 1, 2018	Shanghai	51%	Education service
Shanghai Jing'an Four Seasons Intellectual Sports Club ("Four Seasons Intellectual Sports")	June 15, 2018	Shanghai	100%	Education service
Chongqing Jingzhan Technology Training Center Co., Ltd. (“Chongqing Jingzhan”)	September 1, 2018	Chongqing	51%	Education service
Shanghai Jiahe International Tourism Co., Ltd. (“Shanghai Jiahe”)	July 22, 2022	Shanghai	80%	Tourism service
Shanghai Zihua International Travel Service Co., Ltd. (“Shanghai Zihua”)	June 1, 2023	Shanghai	55%	Tourism service
(1)
On October 10, 2022, Shanghai Four Seasons Education and Training Co., Ltd. changed its name to Shanghai Luoliang Network Technology Co., Ltd.
(2)
On March 1, 2020, Shanghai Fuxi terminated the contractual arrangements with Four Seasons Investment and its shareholders, including the exclusive service agreement, exclusive call option agreement, equity pledge agreement and shareholder voting rights proxy agreement. At the same time, the ownership of the learning center previously held by Four Seasons Investment namely Shanghai Tongfang Technology Further Education School ("Tongfang School") was transferred to the other VIE of the Company, namely Shanghai Four Seasons. Other than Tongfang School, the assets and liabilities held by Four Seasons Investment were immaterial. On November 1, 2021, Shanghai Fuxi entered into a series of contractual arrangements with Four Seasons Investment and its shareholders through which the Company once again became the primary beneficiary of Four Seasons Investment.